A Message to Variable  Annuity Contract Owners


There were significant increases in the Stock Markets in both 1995 and 1996. In 1996, the Dow Jones Industrial Average increased 26.0% in value and the Standard & Poor's 500 Index increased by 20.3%. Both the Dow Jones Industrial Average and the S&P 500 are unmanaged indices.

The yield on the 30 year Treasury Bond has increased recently, so that at the end of January, 1997 it was approximately 7%. Short term rates, as measured by the 3 month Treasury Bill, are yielding 5.4% now, which is slightly ahead of a year ago.

The U.S. Gross Domestic Product for 1996 increased approximately 3% while inflation remains low with the Consumer Price Index increasing by 3.3% in 1996.

The Variable Annuity contracts which are the subject of this report are distributed by Washington Square Securities, Inc. ("WSSI"), 20 Washington Avenue South, Minneapolis, Minnesota 55401, (612) 372-5507. WSSI, a registered broker-dealer, is an affiliated company of ReliaStar Bankers Security Life Insurance Company, the issuer of your insurance contract.

The Outlook. For 1997, we expect economic growth to continue near the trend rate and continuing moderate inflation with interest rates remaining near current levels. At the time of this report, macroeconomic indicators are showing mixed signs. While the business expansion has been underway for almost six years, it is likely to be sustained throughout 1997. Nevertheless, profits are expected to grow albeit at a slower rate than in the past few years.

New Investment Options. In November 1996, the Northstar Growth Fund (an affiliated entity) and the Fidelity Contrafund Fund were added as investment options. We encourage you to obtain and review the prospectuses for these funds.

Name Change. Please note that on July 1, 1996, Bankers Security Life Insurance Society changed its name to ReliaStar Bankers Security Life Insurance Company. ReliaStar Bankers Security is part of a group of companies owned by ReliaStar Financial Corp.


       						Respectfully,




      						James G. Cochran
					      	Executive Vice President
					      	ReliaStar Bankers Security Life Insurance Company


  RELIASTAR BANKERS SECURITY VARIABLE ANNUITY FUNDS P AND Q FOR THE USA PLAN
                 STATEMENTS OF ASSETS AND LIABILITIES
                       DECEMBER 31, 1996

                                                                                    Oppenheimer
                                                   --------------------------------------------------------------------
            NON-QUALIFIED FUNDS - (P)                               Capital        High        Multiple       Global
                                                       Money     Appreciation     Income      Strategies    Securities
                      ASSETS                         Fund 144      Fund 145      Fund 146      Fund 147      Fund 148
                                                   ------------- ------------- ------------- ------------- -------------
Investments.......................................$   3,869,617 $  24,154,515 $  14,040,651 $  22,218,530 $  15,986,514

Net receivable from ReliaStar Bankers..............     258,065           -          -             31,595           -
                                                   ------------- ------------- ------------- ------------- -------------
                                                      4,127,682    24,154,515    14,040,651    22,250,125    15,986,514
                   LIABILITIES

Net payable to ReliaStar Bankers...................      -            668,257       790,505        -            525,540
                                                   ------------- ------------- ------------- ------------- -------------
      Net Assets                                  $   4,127,682 $  23,486,258 $  13,250,146 $  22,250,125 $  15,460,974
                                                   ============= ============= ============= ============= =============

Accumulation Units Outstanding                        2,588,520     7,619,988     4,479,354     8,986,735     8,962,885
                                                   ============= ============= ============= ============= =============
Accumulation Unit Value                           $        1.54 $        3.08 $        2.96 $        2.45 $        1.72
                                                   ============= ============= ============= ============= =============
Investments basis data:
    Shares Owned                                      3,869,617       624,309     1,261,514     1,421,531       906,779
    Net Asset Value                               $        1.00 $       38.69 $       11.13 $       15.63 $       17.63
    Cost                                          $   3,869,617 $  11,542,580 $  11,899,416 $  16,200,446 $  10,982,783


                                                                 Oppenheimer                         Alliance
                                                   ---------------------------------------------------------------------
            NON-QUALIFIED FUNDS - (P)                Strategic                                Short-Term    Growth and
                                                       Bond          Bond         Growth     Multi-Market     Income
                         ASSETS                      Fund 150      Fund 151      Fund 152      Fund 149      Fund 143
                                                   ------------- ------------- ------------- ------------- -------------
Investments.......................................$     503,620 $     149,794 $   2,496,110 $     590,118 $   3,384,681

Net receivable from ReliaStar Bankers..............       7,607           230           421        60,273        57,326
                                                   ------------- ------------- ------------- ------------- -------------
                                                        511,227       150,024     2,496,531       650,391     3,442,007
                   LIABILITIES

Net payable to ReliaStar Bankers...................         -          -             -             -                -
                                                   ------------- ------------- ------------- ------------- -------------
      Net Assets                                  $     511,227 $     150,024 $   2,496,531 $     650,391 $   3,442,007
                                                   ============= ============= ============= ============= =============

Accumulation Units Outstanding                          412,169       138,625     1,618,311       554,457     1,790,697
                                                   ============= ============= ============= ============= =============
Accumulation Unit Value                           $        1.24 $        1.08 $        1.54 $        1.17 $        1.92
                                                   ============= ============= ============= ============= =============

Investments basis data:
    Shares Owned                                         98,943        12,880        91,634        54,997       206,383
    Net Asset Value                               $        5.09 $       11.63 $       27.24 $       10.73 $       16.40
    Cost                                          $     475,572 $     147,149 $   2,081,215 $     672,617 $   2,399,723

                                                                               Fidelity
                                                   ---------------------------------------------------------------------
            NON-QUALIFIED FUNDS - (P)               Investment       Asset        Equity         Index
                                                       Grade        Manager       Income          500         Growth
                         ASSETS                      Fund 174      Fund 175      Fund 172      Fund 176      Fund 171
                                                   ------------- ------------- ------------- ------------- -------------
Investments.......................................$     167,345 $     669,412 $   2,897,513 $   2,029,312 $   2,345,901

Net receivable from ReliaStar Bankers..............           1        -              1,793           595           471
                                                   ------------- ------------- ------------- ------------- -------------
                                                        167,346       669,412     2,899,306     2,029,907     2,346,372
                   LIABILITIES

Net payable to ReliaStar Bankers...................      -                 97        -             -             -
                                                   ------------- ------------- ------------- ------------- -------------
      Net Assets                                  $     167,346 $     669,315 $   2,899,306 $   2,029,907 $   2,346,372
                                                   ============= ============= ============= ============= =============

Accumulation Units Outstanding                          155,516       535,521     2,203,171     1,428,619     1,793,710
                                                   ============= ============= ============= ============= =============
Accumulation Unit Value                           $        1.07 $        1.25 $        1.32 $        1.42 $        1.31
                                                   ============= ============= ============= ============= =============
Investments basis data:
    Shares Owned                                         13,672        39,540       137,780        22,768        75,334
    Net Asset Value                               $       12.24 $       16.93 $       21.03 $       89.13 $       31.14
    Cost                                          $     163,016 $     606,620 $   2,529,963 $   1,718,734 $   2,199,493

                                                     Fidelity                   Northstar
                                                   ------------- -----------------------------------------
            NON-QUALIFIED FUNDS - (P)                             Income and       High
                                                    Contrafund      Growth      Yield Bond      Growth
                         ASSETS                      Fund 178      Fund 120      Fund 127      Fund 179
                                                   ------------- ------------- ------------- -------------
Investments.......................................$       6,144 $     288,265 $   1,147,748 $     118,427

Net receivable from ReliaStar Bankers..............      -             -                626        -
                                                   ------------- ------------- ------------- -------------
                                                          6,144       288,265     1,148,374       118,427
                   LIABILITIES

Net payable to ReliaStar Bankers...................         868            55        -              1,310
                                                   ------------- ------------- ------------- -------------
      Net Assets                                  $       5,276 $     288,210 $   1,148,374 $     117,117
                                                   ============= ============= ============= =============

Accumulation Units Outstanding                            4,993       232,833       957,784       114,625
                                                   ============= ============= ============= =============
Accumulation Unit Value                           $        1.06 $        1.24 $        1.20 $        1.02
                                                   ============= ============= ============= =============
Investments basis data:
    Shares Owned                                            371        24,596       217,789         8,411
    Net Asset Value                               $       16.56 $       11.72 $        5.27 $       14.08
    Cost                                          $       6,000 $     287,023 $   1,147,028 $     117,625


                                                                                     Oppenheimer
                                                   ---------------------------------------------------------------------
               QUALIFIED FUNDS - (Q)                                Capital        High        Multiple       Global
                                                       Money     Appreciation     Income      Strategies    Securities
                         ASSETS                      Fund 044      Fund 045      Fund 046      Fund 047      Fund 048
                                                   ------------- ------------- ------------- ------------- -------------
Investments.......................................$   2,191,413 $  27,898,044 $  12,184,490 $  30,848,697 $  10,908,421

Net receivable from ReliaStar Bankers..............     140,182           -             -             -             -
                                                   ------------- ------------- ------------- ------------- -------------
                                                      2,331,595    27,898,044    12,184,490    30,848,697    10,908,421
                   LIABILITIES

Net payable to ReliaStar Bankers...................         -       1,670,189       355,491       267,711        94,602
                                                   ------------- ------------- ------------- ------------- -------------
      Net Assets                                  $   2,331,595 $  26,227,855 $  11,828,999 $  30,580,986 $  10,813,819
                                                   ============= ============= ============= ============= =============

Accumulation Units Outstanding                        1,520,253     7,879,088     3,921,301    12,763,831     6,251,704
                                                   ============= ============= ============= ============= =============
Accumulation Unit Value                           $        1.53 $        3.32 $        3.01 $        2.39 $        1.73
                                                   ============= ============= ============= ============= =============
Investments basis data:
    Shares Owned                                      2,191,413       721,066     1,094,743     1,973,685       618,742
    Net Asset Value                               $        1.00 $       38.69 $       11.13 $       15.63 $       17.63
    Cost                                          $   2,191,413 $  15,025,839 $  10,387,060 $  23,042,895 $   6,974,702

                                                                   Oppenheimer                       Alliance
                                                   ---------------------------------------------------------------------
               QUALIFIED FUNDS - (Q)                 Strategic                                Short-Term    Growth and
                                                       Bond          Bond         Growth     Multi-Market     Income
                         ASSETS                      Fund 050      Fund 051      Fund 052      Fund 049      Fund 043
                                                   ------------- ------------- ------------- ------------- -------------
Investments.......................................$     359,155 $     132,489 $   1,102,103 $     228,624 $   3,441,966

Net receivable from ReliaStar Bankers..............       1,846            88           -           3,610        -
                                                   ------------- ------------- ------------- ------------- -------------
                                                        361,001       132,577     1,102,103       232,234     3,441,966
                   LIABILITIES

Net payable to ReliaStar Bankers...................      -             -                405        -              3,932
                                                   ------------- ------------- ------------- ------------- -------------
      Net Assets                                  $     361,001 $     132,577 $   1,101,698 $     232,234 $   3,438,034
                                                   ============= ============= ============= ============= =============

Accumulation Units Outstanding                          288,665       115,398       703,092       198,444     1,753,403
                                                   ============= ============= ============= ============= =============
Accumulation Unit Value                           $        1.25 $        1.15 $        1.57 $        1.17 $        1.95
                                                   ============= ============= ============= ============= =============
Investments basis data:
    Shares Owned                                         70,561 $      11,392        40,459        21,307       209,876
    Net Asset Value                               $        5.09 $       11.63 $       27.24 $       10.73 $       16.40
    Cost                                          $     340,168 $     132,337 $     901,588 $     206,803 $   2,384,465


                                                                                      Fidelity
                                                   ---------------------------------------------------------------------
               QUALIFIED FUNDS - (Q)                Investment       Asset        Equity         Index
                                                       Grade        Manager       Income          500         Growth
                         ASSETS                      Fund 074      Fund 075      Fund 072      Fund 076      Fund 071
                                                   ------------- ------------- ------------- ------------- -------------
Investments.......................................$      72,767 $     407,861 $   1,983,297 $   1,171,346 $   2,152,615

Net receivable from ReliaStar Bankers..............         461           280        13,732           631        12,438
                                                   ------------- ------------- ------------- ------------- -------------
                                                         73,228       408,141     1,997,029     1,171,977     2,165,053
                   LIABILITIES

Net payable to ReliaStar Bankers...................      -             -             -             -             -
                                                   ------------- ------------- ------------- ------------- -------------
      Net Assets                                  $      73,228 $     408,141 $   1,997,029 $   1,171,977 $   2,165,053
                                                   ============= ============= ============= ============= =============

Accumulation Units Outstanding                           61,107       314,032     1,512,879       823,891     1,617,163
                                                   ============= ============= ============= ============= =============
Accumulation Unit Value                           $        1.06 $        1.24 $        1.31 $        1.42 $        1.34
                                                   ============= ============= ============= ============= =============
Investments basis data:
    Shares Owned                                          5,945        24,091        94,308        13,142        69,127
    Net Asset Value                               $       12.24 $       16.93 $       21.03 $       89.13 $       31.14
    Cost                                          $      59,514 $     364,390 $   1,767,059 $     988,217 $   1,992,937



                                                      Fidelity                   Northstar
                                                   ------------- -----------------------------------------
               QUALIFIED FUNDS - (Q)                              Income and       High
                                                    Contrafund      Growth      Yield Bond      Growth       Combined
                         ASSETS                      Fund 078      Fund 020      Fund 027      Fund 079       (P & Q)
                                                   ------------- ------------- ------------- ------------- -------------
Investments.......................................$     198,074 $     166,483 $     284,849 $         127 $ 192,797,038

Net receivable from ReliaStar Bankers..............       2,803            10        13,271        -            608,355
                                                   ------------- ------------- ------------- ------------- -------------
                                                        200,877       166,493       298,120           127   193,405,393
                   LIABILITIES

Net payable to ReliaStar Bankers...................      -             -             -             -          4,378,962
                                                   ------------- ------------- ------------- ------------- -------------
      Net Assets                                  $     200,877 $     166,493 $     298,120 $         127 $ 189,026,431
                                                   ============= ============= ============= ============= =============

Accumulation Units Outstanding                          196,230       141,640       247,943           125    84,888,702
                                                   ============= ============= ============= ============= =============
Accumulation Unit Value                           $        1.02 $        1.18 $        1.20 $        1.01
                                                   ============= ============= ============= =============
Investments basis data:
    Shares Owned                                         11,961        14,205        54,051             9
    Net Asset Value                               $       16.56 $       11.72 $        5.27 $       14.08
    Cost                                          $     197,232 $     167,854 $     284,580 $         126

See accompanying notes to financial statements.

    RELIASTAR BANKERS SECURITY VARIABLE ANNUITY FUNDS P AND Q FOR THE USA PLAN
                STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
                             YEAR ENDED DECEMBER 31, 1996


            NON-QUALIFIED FUNDS - (P)                  Fund          Fund          Fund          Fund          Fund
                                                        144           145           146           147           148
                                                   ------------- ------------- ------------- ------------- -------------
Income -
  Reinvested dividends............................$     241,079 $   1,384,371 $   1,311,003 $   1,582,719 $      -
Expenses -
  Mortality and expense guarantee fees.............     (61,993)     (295,209)     (166,191)     (279,480)     (188,223)
                                                   ------------- ------------- ------------- ------------- -------------
Net investment income (expense)....................     179,086     1,089,162     1,144,812     1,303,239      (188,223)

Net realized gain (loss)...........................        -          117,744       277,072       246,619       174,127
Net unrealized gain (loss) ........................        -        2,728,301       356,946     1,371,506     2,111,155
                                                   ------------- ------------- ------------- ------------- -------------
Increase  in net assets resulting from operations..     179,086     3,935,207     1,778,830     2,921,364     2,097,059

Net contracts purchased............................     525,370     1,444,922       743,094       556,818       545,919
Transfers among funds, net.........................     882,431       182,428      (858,762)     (421,690)    3,339,915
Reserve transfers from (to) ReliaStar Bankers......     284,651      (460,245)     (339,451)       53,182      (414,820)
Payments to contract owners -
  surrenders and other benefits....................  (2,199,801)   (3,385,150)   (2,955,568)   (2,412,724)   (1,396,884)
                                                   ------------- ------------- ------------- ------------- -------------
Net increase (decrease) in net assets..............    (328,263)    1,717,162    (1,631,857)      696,950     4,171,189

Net assets, beginning of year......................   4,455,945    21,769,096    14,882,003    21,553,175    11,289,785
                                                   ------------- ------------- ------------- ------------- -------------
Net assets, end of year...........................$   4,127,682 $  23,486,258 $  13,250,146 $  22,250,125 $  15,460,974
                                                   ============= ============= ============= ============= =============


            NON-QUALIFIED FUNDS - (P)                  Fund          Fund          Fund          Fund          Fund
                                                        150           151           152           149           143
                                                   ------------- ------------- ------------- ------------- -------------
Income -
  Reinvested dividends............................$      32,742 $       7,599 $     124,499 $      44,958 $     497,525
Expenses -
  Mortality and expense guarantee fees.............      (5,889)       (1,565)      (23,064)       (8,569)      (38,903)
                                                   ------------- ------------- ------------- ------------- -------------
Net investment income (expense)....................      26,853         6,034       101,435        36,389       458,622

Net realized gain (loss)...........................      91,315            49        31,847         7,860          (247)
Net unrealized gain (loss) ........................     (65,791)        2,249       256,530         4,347       173,604
                                                   ------------- ------------- ------------- ------------- -------------
Increase  in net assets resulting from operations..      52,377         8,332       389,812        48,596       631,979

Net contracts purchased............................     119,487        17,396       252,951         4,809       215,247
Transfers among funds, net.........................  (2,912,236)       59,114       465,781      (104,040)      213,157
Reserve transfers from (to) ReliaStar Bankers......       8,169            56           727        60,541        28,430
Payments to contract owners -
  surrenders and other benefits....................        (191)         (252)      (82,767)      (18,960)     (341,190)
                                                   ------------- ------------- ------------- ------------- -------------
Net increase (decrease) in net assets..............  (2,732,394)       84,646     1,026,504        (9,054)      747,623

Net assets, beginning of year......................   3,243,621        65,378     1,470,027       659,445     2,694,384
                                                   ------------- ------------- ------------- ------------- -------------
Net assets, end of year...........................$     511,227 $     150,024 $   2,496,531 $     650,391 $   3,442,007
                                                   ============= ============= ============= ============= =============


            NON-QUALIFIED FUNDS - (P)                  Fund          Fund          Fund          Fund
                                                        174           175           172           176
                                                   ------------- ------------- ------------- -------------
Income -
  Reinvested dividends............................$       4,784 $      16,549 $      76,657 $      43,676
Expenses -
  Mortality and expense guarantee fees.............      (1,634)       (6,386)      (29,161)      (18,127)
                                                   ------------- ------------- ------------- -------------
Net investment income (expense)....................       3,150        10,163        47,496        25,549

Net realized gain (loss)...........................        (503)       (3,037)      (10,578)         (408)
Net unrealized gain (loss) ........................       2,064        54,152       259,755       272,956
                                                   ------------- ------------- ------------- -------------
Increase  in net assets resulting from operations..       4,711        61,278       296,673       298,097

Net contracts purchased............................      56,996       236,240       520,558       838,255
Transfers among funds, net.........................      46,488       194,011       666,444       432,318
Reserve transfers from (to) ReliaStar Bankers......          25            15         1,704         1,124
Payments to contract owners -
  surrenders and other benefits....................      (2,313)       (8,505)     (142,203)       (8,667)
                                                   ------------- ------------- ------------- -------------
Net increase (decrease) in net assets..............     105,907       483,039     1,343,176     1,561,127

Net assets, beginning of year......................      61,439       186,276     1,556,130       468,780
                                                   ------------- ------------- ------------- -------------
Net assets, end of year...........................$     167,346 $     669,315 $   2,899,306 $   2,029,907
                                                   ============= ============= ============= =============

                       STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
                                  YEAR ENDED DECEMBER 31, 1995

            NON-QUALIFIED FUNDS - (P)                  Fund          Fund          Fund          Fund          Fund
                                                        144           145           146           147           148
                                                   ------------- ------------- ------------- ------------- -------------
Income -
  Reinvested dividends............................$     308,717 $      95,215 $   1,407,975 $   1,803,482 $     342,019
Expenses -
  Mortality and expense guarantee fees.............     (69,694)     (230,596)     (184,254)     (286,370)     (157,079)
                                                   ------------- ------------- ------------- ------------- -------------
Net investment income (expense)....................     239,023      (135,381)    1,223,721     1,517,112       184,940

Net realized gain (loss)...........................        -          306,187        90,363       397,552      (432,042)
Net unrealized gain (loss) ........................        -        4,985,498     1,157,816     2,394,473       361,987
                                                   ------------- ------------- ------------- ------------- -------------
Increase (decrease) in net assets resulting from
  operations.......................................     239,023     5,156,304     2,471,900     4,309,137       114,885

Net contracts purchased............................     681,182     1,265,872       747,847     1,058,369       713,226
Transfers among funds, net.........................  (1,677,501)   (2,081,250)       11,275       905,073    (3,212,686)
Reserve transfers from ReliaStar Bankers...........      62,214        -             -             32,242        -
Payments to contract owners -
  surrenders and other benefits....................  (2,338,436)   (1,184,523)   (4,104,406)   (5,630,195)   (1,235,437)
                                                   ------------- ------------- ------------- ------------- -------------
Net increase (decrease) in net assets..............  (3,033,518)    3,156,403      (873,384)      674,626    (3,620,012)

Net assets, beginning of year......................   7,489,463    18,612,693    15,755,387    20,878,549    14,909,797
                                                   ------------- ------------- ------------- ------------- -------------
Net assets, end of year...........................$   4,455,945 $  21,769,096 $  14,882,003 $  21,553,175 $  11,289,785
                                                   ============= ============= ============= ============= =============

            NON-QUALIFIED FUNDS - (P)                  Fund          Fund          Fund          Fund          Fund
                                                        150           151           152           149           143
                                                   ------------- ------------- ------------- ------------- -------------
Income-
  Reinvested dividends............................$     135,731 $       1,184 $      -      $      -      $      41,930
Expenses -
  Mortality and expense guarantee fees.............     (18,635)         (184)       (7,948)      (13,558)      (28,188)
                                                   ------------- ------------- ------------- ------------- -------------
Net investment income (expense)....................     117,096         1,000        (7,948)      (13,558)       13,742

Net realized gain (loss)...........................          27             4            (4)          381         5,680
Net unrealized gain (loss) ........................      93,839           396       158,365        58,090       624,379
                                                   ------------- ------------- ------------- ------------- -------------
Increase (decrease) in net assets resulting from
  operations.......................................     210,962         1,400       150,413        44,913       643,801

Net contracts purchased............................     253,733        61,001       550,732        12,698       210,540
Transfers among funds, net.........................   2,778,966         2,977       771,998      (446,422)      211,499
Reserve transfers from ReliaStar Bankers...........      -             -             -             -             -
Payments to contract owners -
  surrenders and other benefits....................         (40)       -             (3,116)     (238,102)     (248,664)
                                                   ------------- ------------- ------------- ------------- -------------
Net increase (decrease) in net assets..............   3,243,621        65,378     1,470,027      (626,913)      817,176

Net assets, beginning of year......................      -             -             -          1,286,358     1,877,208
                                                   ------------- ------------- ------------- ------------- -------------
Net assets, end of year...........................$   3,243,621 $      65,378 $   1,470,027 $     659,445 $   2,694,384
                                                   ============= ============= ============= ============= =============

             NON-QUALIFIED FUNDS - (P)                  Fund          Fund          Fund          Fund
                                                        174           175           172           176
                                                   ------------- ------------- ------------- -------------
Income -
  Reinvested dividends............................$      -      $      -      $      11,881 $      -
Expenses -
  Mortality and expense guarantee fees.............        (208)         (476)       (5,507)       (1,816)
                                                   ------------- ------------- ------------- -------------
Net investment income (expense)....................        (208)         (476)        6,374        (1,816)

Net realized gain (loss)...........................      -             -                 (5)          (21)
Net unrealized gain (loss) ........................       2,265         8,640       107,795        37,622
                                                   ------------- ------------- ------------- -------------
Increase (decrease) in net assets resulting from
  operations.......................................       2,057         8,164       114,164        35,785

Net contracts purchased............................      34,319       127,865       776,410       311,444
Transfers among funds, net.........................      25,063        50,253       699,031       121,581
Reserve transfers from ReliaStar Bankers...........      -             -             -             -
Payments to contract owners -
  surrenders and other benefits....................      -                 (6)      (33,475)          (30)
                                                   ------------- ------------- ------------- -------------
Net increase (decrease) in net assets..............      61,439       186,276     1,556,130       468,780

Net assets, beginning of year......................      -             -             -             -
                                                   ------------- ------------- ------------- -------------
Net assets, end of year...........................$      61,439 $     186,276 $   1,556,130 $     468,780
                                                   ============= ============= ============= =============

    RELIASTAR BANKERS SECURITY VARIABLE ANNUITY FUNDS P AND Q FOR THE USA PLAN
                  STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1996

            NON-QUALIFIED FUNDS - (P)                  Fund          Fund          Fund          Fund          Fund
                                                        171           178           120           127           179
                                                   ------------- ------------- ------------- ------------- -------------
Income -
  Reinvested dividends............................$     134,967 $      -      $      27,432 $      39,103 $         495
Expenses -
  Mortality and expense guarantee fees.............     (26,992)           (6)       (2,197)       (3,515)          (96)
                                                   ------------- ------------- ------------- ------------- -------------
Net investment income (expense)....................     107,975            (6)       25,235        35,588           399

Net realized gain (loss)...........................     (53,924)         -           12,784          (718)         -
Net unrealized gain................................     179,882           144         1,136           420           802
                                                   ------------- ------------- ------------- ------------- -------------
Increase in net assets resulting from operations...     233,933           138        39,155        35,290         1,201

Net contracts purchased............................     734,213        -            217,947     1,157,664        -
Transfers among funds, net.........................    (350,514)        5,258        23,818       (70,319)      116,102
Reserve transfers from (to) ReliaStar Bankers......         641          (120)          (65)          788          (186)
Payments to contract owners -
  surrenders and other benefits....................    (111,982)       -             (1,800)          (35)         -
                                                   ------------- ------------- ------------- ------------- -------------
Net increase in net assets.........................     506,291         5,276       279,055     1,123,388       117,117

Net assets, beginning of year......................   1,840,081        -              9,155        24,986        -
                                                   ------------- ------------- ------------- ------------- -------------
Net assets, end of year...........................$   2,346,372 $       5,276 $     288,210 $   1,148,374 $     117,117
                                                   ============= ============= ============= ============= =============

                          STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
                                     YEAR ENDED DECEMBER 31, 1995

            NON-QUALIFIED FUNDS - (P)                  Fund                        Fund          Fund
                                                        171                         120           127
                                                   -------------               ------------- -------------
Income -
  Reinvested dividends............................$      -                   $         341 $       1,214 $
Expenses -
  Mortality and expense guarantee fees.............      (6,612)                       (35)          (86)
                                                   -------------               ------------- -------------
Net investment income (expense)....................      (6,612)                        306         1,128

Net realized gain (loss)...........................      (1,345)                       -             -
Net unrealized gain (loss) ........................     (33,474)                        106           300
                                                   -------------               ------------- -------------
Increase (decrease) in net assets resulting from
  operations.......................................     (41,431)                        412         1,428

Net contracts purchased............................     546,943                       8,743        23,558
Transfers among funds, net.........................   1,353,543                        -             -
Reserve transfers from ReliaStar Bankers...........      -                             -             -
Payments to contract owners -
  surrenders and other benefits....................     (18,974)                       -             -
                                                   -------------               ------------- --------------
Net increase in net assets.........................   1,840,081                       9,155        24,986

Net assets, beginning of year......................      -                           -             -
                                                   -------------               ------------- -------------
Net assets, end of year...........................$   1,840,081               $       9,155 $      24,986
                                                   =============               ============= =============

See accompanying notes to financial statements.

   RELIASTAR BANKERS SECURITY VARIABLE ANNUITY FUNDS P AND Q FOR THE USA PLAN
            STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
                            YEAR ENDED DECEMBER 31, 1996


              QUALIFIED FUNDS - (Q)                    Fund          Fund          Fund          Fund          Fund
                                                        044           045           046           047           048
                                                   ------------- ------------- ------------- ------------- -------------
Income -
  Reinvested dividends............................$     147,811 $   1,530,037 $   1,132,604 $   2,234,033 $      -
Expenses -
  Mortality and expense guarantee fees.............     (38,141)     (315,006)     (147,384)     (390,199)     (138,643)
                                                   ------------- ------------- ------------- ------------- -------------
Net investment income (expense)....................     109,670     1,215,031       985,220     1,843,834      (138,643)

Net realized gain..................................        -          258,755       213,381       380,537        90,758
Net unrealized gain (loss) ........................        -        2,976,086       365,817     1,890,594     1,588,477
                                                   ------------- ------------- ------------- ------------- -------------
Increase in net assets resulting from operations...     109,670     4,449,872     1,564,418     4,114,965     1,540,592

Net contracts purchased............................     706,946     1,809,140       620,217       848,778       651,341
Transfers among funds, net.........................    (214,755)      982,830      (844,091)     (345,844)      616,043
Reserve transfers from (to) ReliaStar Bankers......      74,690      (392,613)      (96,355)       (9,188)         7330
Payments to contract owners -
  surrenders and other benefits....................    (514,405)   (3,771,709)   (2,123,945)   (4,740,178)   (1,653,250)
                                                   ------------- ------------- ------------- ------------- -------------
Net increase (decrease) in net assets..............     162,146     3,077,520      (879,756)     (131,467)    1,162,056

Net assets, beginning of year......................   2,169,449    23,150,335    12,708,755    30,712,453     9,651,763
                                                   ------------- ------------- ------------- ------------- -------------
Net assets, end of year...........................$   2,331,595 $  26,227,855 $  11,828,999 $  30,580,986 $  10,813,819
                                                   ============= ============= ============= ============= =============


              QUALIFIED FUNDS - (Q)                    Fund
                                                        050
                                                   -------------

Income -
  Reinvested dividends............................$      22,771
Expenses -
  Mortality and expense guarantee fees.............      (3,834)
                                                   -------------
Net investment income (expense)....................      18,937

Net realized gain (loss)...........................      49,592
Net unrealized gain (loss) ........................     (35,769)
                                                   -------------
Increase in net assets resulting from operations...      32,760

Net contracts purchased............................     114,329
Transfers among funds, net.........................  (1,143,888)
Reserve transfers from (to) ReliaStar Bankers......       1,943
Payments to contract owners -
  surrenders and other benefits....................      (1,848)
                                                   -------------
Net increase (decrease) in net assets..............    (996,704)

Net assets, beginning of year......................   1,357,705
                                                   -------------
Net assets, end of year...........................$     361,001
                                                   =============

                      STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
                             YEAR ENDED DECEMBER 31, 1995

              QUALIFIED FUNDS - (Q)                    Fund          Fund          Fund          Fund          Fund
                                                        044           045           046           047           048
                                                   ------------- ------------- ------------- ------------- -------------
Income -
  Reinvested dividends............................$     178,527 $     111,627 $   1,280,419 $   2,283,891 $     282,598
Expenses -
  Mortality and expense guarantee fees.............     (40,392)     (260,575)     (154,887)     (377,774)     (134,920)
                                                   ------------- ------------- ------------- ------------- -------------
Net investment income..............................     138,135      (148,948)    1,125,532     1,906,117       147,678

Net realized gain (loss)...........................        -         (172,992)      (51,148)      172,578      (436,789)
Net unrealized loss ...............................        -        6,248,990     1,136,063     3,493,622       393,144
                                                   ------------- ------------- ------------- ------------- -------------
Increase (decrease) in net assets resulting from
  operations.......................................     138,135     5,927,050     2,210,447     5,572,317       104,033

Net contracts purchased............................     294,904     1,663,338     1,307,706     1,811,501       855,562
Transfers among funds, net.........................  (1,479,439)   (1,692,185)     (504,794)    2,428,172    (2,924,746)
Reserve transfers from ReliaStar Bankers...........      -                 45        -              5,948           703
Payments to contract owners -
  surrenders and other benefits....................    (555,713)   (4,286,192)   (2,517,478)   (5,052,251)   (1,540,007)
                                                   ------------- ------------- ------------- ------------- -------------
Net increase (decrease) in net assets..............  (1,602,113)    1,612,056       495,881     4,765,687    (3,504,455)

Net assets, beginning of year......................   3,771,562    21,538,279    12,212,874    25,946,766    13,156,218
                                                   ------------- ------------- ------------- ------------- -------------
Net assets, end of year...........................$   2,169,449 $  23,150,335 $  12,708,755 $  30,712,453 $   9,651,763
                                                   ============= ============= ============= ============= =============


              QUALIFIED FUNDS - (Q)                    Fund
                                                        050
                                                   -------------
Income -
  Reinvested dividends............................$      69,702
Expenses -
  Mortality and expense guarantee fees.............     (10,439)
                                                   -------------
Net investment income..............................      59,263

Net realized gain (loss)...........................       1,279
Net unrealized loss ...............................      54,756
                                                   -------------
Increase (decrease) in net assets resulting from
  operations.......................................     115,298

Net contracts purchased............................      68,595
Transfers among funds, net.........................   1,282,435
Reserve transfers from ReliaStar Bankers...........      -
Payments to contract owners -
  surrenders and other benefits....................    (108,623)
                                                   -------------
Net increase (decrease) in net assets..............   1,357,705

Net assets, beginning of year......................      -
                                                   -------------
Net assets, end of year...........................$   1,357,705
                                                   =============

    RELIASTAR BANKERS SECURITY VARIABLE ANNUITY FUNDS P AND Q FOR THE USA PLAN
                STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1996


              QUALIFIED FUNDS - (Q)                    Fund          Fund          Fund          Fund          Fund
                                                        051           052           049           043           074
                                                   ------------- ------------- ------------- ------------- -------------
Income -
  Reinvested dividends............................$       7,200 $      44,742 $      17,811 $     502,680 $         308
Expenses -
  Mortality and expense guarantee fees.............      (1,428)      (10,700)       (3,125)      (39,262)         (975)
                                                   ------------- ------------- ------------- ------------- -------------
Net investment income (expense)....................       5,772        34,042        14,686       463,418          (667)

Net realized gain (loss)...........................      (1,115)        2,094         1,130        10,649        (2,111)
Net unrealized gain (loss) ........................      (1,637)      144,097         2,682       169,449         3,095
                                                   ------------- ------------- ------------- ------------- -------------
Increase in net assets resulting from operations...       3,020       180,233        18,498       643,516           317

Net contracts purchased............................      69,577       225,956        15,509       209,673        26,690
Transfers among funds, net.........................     (12,374)      273,462       (27,792)       39,004       149,969
Reserve transfers from (to) ReliaStar Bankers......         (84)         (171)       11,008        22,500           149
Payments to contract owners -
  surrenders and other benefits....................      (2,639)      (63,568)      (24,438)     (325,412)     (109,907)
                                                   ------------- ------------- ------------- ------------- -------------
Net increase (decrease) in net assets..............      57,500       615,912        (7,215)      589,281        67,218

Net assets, beginning of year......................      75,077       485,786       239,449     2,848,753         6,010
                                                   ------------- ------------- ------------- ------------- -------------
Net assets, end of year...........................$     132,577 $   1,101,698 $     232,234 $   3,438,034 $      73,228
                                                   ============= ============= ============= ============= =============


              QUALIFIED FUNDS - (Q)                    Fund          Fund          Fund          Fund          Fund
                                                        075           072           076           071           078
                                                   ------------- ------------- ------------- ------------- -------------
Income -
  Reinvested dividends............................$      15,602 $      39,135 $      17,695 $      82,159 $      -
Expenses -
  Mortality and expense guarantee fees.............      (4,264)      (19,442)      (10,654)      (22,102)         (294)
                                                   ------------- ------------- ------------- ------------- -------------
Net investment income..............................      11,338        19,693         7,041        60,057          (294)

Net realized gain (loss)...........................      (2,194)          (58)        2,290       (18,321)       -
Net unrealized loss ...............................      32,782       167,868       154,108       162,714           842
                                                   ------------- ------------- ------------- ------------- -------------
Net increase (decrease) in net assets..............      41,926       187,503       163,439       204,450           548

Net contracts purchased............................     141,540       437,554       215,669       651,454        -
Transfers among funds, net.........................      89,655       811,987       645,408       662,835       200,203
Reserve transfers from (to) ReliaStar Bankers......         251        13,848         1,953        12,859           126
Payments to contract owners -
  surrenders and other benefits....................     (50,188)     (191,014)     (206,675)     (436,096)       -
                                                   ------------- ------------- ------------- ------------- -------------
Net increase (decrease) in net assets..............     223,184     1,259,878       819,794     1,095,502       200,877

Net assets, beginning of year......................     184,957       737,151       352,183     1,069,551        -
Net assets, end of year............................------------- ------------- ------------- ------------- -------------
                                                  $     408,141 $   1,997,029 $   1,171,977 $   2,165,053 $     200,877
                                                   ============= ============= ============= ============= =============


              QUALIFIED FUNDS - (Q)                    Fund          Fund          Fund        Combined
                                                        020           027           079         (P & Q)
                                                   ------------- ------------- ------------- -------------
Income -
  Reinvested dividends............................$      14,895 $       9,566 $           1 $  11,389,208
Expenses -
  Mortality and expense guarantee fees.............      (1,251)         (750)       -         (2,304,654)
                                                   ------------- ------------- ------------- -------------
Net investment income..............................      13,644         8,816             1     9,084,554

Net realized gain (loss)...........................       3,347           487        -          1,879,223
Net unrealized loss ...............................      (2,078)          (10)            1    15,329,276
                                                   ------------- ------------- ------------- -------------
Increase in net assets resulting from operations...      14,913         9,293             2    26,293,053

Net contracts purchased............................      97,623       261,904        -         15,291,786
Transfers among funds, net.........................       9,144       (20,867)          126     3,780,759
Reserve transfers from (to) ReliaStar Bankers......         121        12,683            (1)   (1,113,785)
Payments to contract owners -
  surrenders and other benefits....................        (118)          (49)       -        (27,284,431)
                                                   ------------- ------------- ------------- -------------
Net increase (decrease) in net assets..............     121,683       262,964           127    16,967,382

Net assets, beginning of year......................      44,810        35,156        -        172,059,049
                                                   ------------- ------------- ------------- -------------
Net assets, end of year...........................$     166,493 $     298,120 $         127 $ 189,026,431
                                                   ============= ============= ============= =============

                       STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
                                  YEAR ENDED DECEMBER 31, 1995


              QUALIFIED FUNDS - (Q)                    Fund          Fund          Fund          Fund          Fund
                                                        051           052           049           043           074
                                                   ------------- ------------- ------------- ------------- -------------
Income -
  Reinvested dividends............................$       2,192 $         668 $      -      $      45,965 $      -
Expenses -
  Mortality and expense guarantee fees.............        (348)       (2,781)       (5,263)      (30,062)          (12)
                                                   ------------- ------------- ------------- ------------- -------------
Net investment income..............................       1,844        (2,113)       (5,263)       15,903           (12)

Net realized gain (loss)...........................         229           409           565         6,527        -
Net unrealized loss ...............................       1,789        56,418        21,618       679,794           158
                                                   ------------- ------------- ------------- ------------- -------------
Increase (decrease) in net assets resulting from
  operations.......................................       3,862        54,714        16,920       702,224           146

Net contracts purchased............................      31,462       153,426         7,296       248,183         5,226
Transfers among funds, net.........................      39,768       290,304       (91,928)      247,265           638
Reserve transfers from ReliaStar Bankers...........      -             -             -               (552)       -
Payments to contract owners -
  surrenders and other benefits....................         (15)      (12,658)     (224,057)     (367,438)       -
                                                   ------------- ------------- ------------- ------------- -------------
Net increase (decrease) in net assets..............      75,077       485,786      (291,769)      829,682         6,010

Net assets, beginning of year......................      -             -            531,218     2,019,071        -
                                                   ------------- ------------- ------------- ------------- -------------
Net assets, end of year...........................$      75,077 $     485,786 $     239,449 $   2,848,753 $       6,010
                                                   ============= ============= ============= ============= =============

              QUALIFIED FUNDS - (Q)                    Fund          Fund          Fund          Fund
                                                        075           072           076           071
                                                   ------------- ------------- ------------- -------------
Income -
  Reinvested dividends............................$      -      $       6,510 $      -      $      -
Expenses -
  Mortality and expense guarantee fees.............        (717)       (2,378)       (1,294)       (2,793)
                                                   ------------- ------------- ------------- -------------
Net investment income..............................        (717)        4,132        (1,294)       (2,793)

Net realized gain (loss)...........................           9            58           129        (1,949)
Net unrealized loss ...............................      10,689        48,370        29,021        (3,036)
                                                   ------------- ------------- ------------- -------------
Increase (decrease) in net assets resulting from
  operations.......................................       9,981        52,560        27,856        (7,778)

Net contracts purchased............................      90,952       313,279       101,983       262,907
Transfers among funds, net.........................      84,972       372,505       222,442       820,266
Reserve transfers from ReliaStar Bankers...........      -             -             -             -
Payments to contract owners -
  surrenders and other benefits....................        (948)       (1,193)          (98)       (5,844)
                                                   ------------- ------------- ------------- -------------
Net increase (decrease) in net assets..............     184,957       737,151       352,183     1,069,551

Net assets, beginning of year......................      -             -             -             -
                                                   ------------- ------------- ------------- -------------
Net assets, end of year...........................$     184,957 $     737,151 $     352,183 $   1,069,551
                                                   ============= ============= ============= =============

              QUALIFIED FUNDS - (Q)                    Fund          Fund          Fund        Combined
                                                        020           027           079         (P & Q)
                                                   ------------- ------------- ------------- -------------
Income -
  Reinvested dividends............................$       1,622 $       1,781 $      -      $   8,415,191
Expenses -
  Mortality and expense guarantee fees.............        (171)         (150)       -         (2,036,202)
                                                   ------------- ------------- ------------- -------------
Net investment income..............................       1,451         1,631        -          6,378,989

Net realized gain (loss)...........................      -             -             -           (114,318)
Net unrealized gain (loss).........................         707           279        -         22,130,479
                                                   ------------- ------------- ------------- -------------
Increase (decrease) in net assets resulting from
  operations.......................................       2,158         1,910        -         28,395,150

Net contracts purchased............................       4,377           583        -         14,605,762
Transfers among funds, net.........................      38,292        32,678        -         (1,319,955)
Reserve transfers from ReliaStar Bankers...........      -             -                          100,600
Payments to contract owners -
  surrenders and other benefits....................         (17)          (15)       -        (29,707,951)
                                                   ------------- ------------- ------------- -------------
Net increase (decrease) in net assets..............      44,810        35,156        -         12,073,606

Net assets, beginning of year......................      -             -             -        159,985,443
                                                   ------------- ------------- ------------- -------------
Net assets, end of year...........................$      44,810 $      35,156 $      -      $ 172,059,049
                                                   ============= ============= ============= =============
See accompanying notes to financial statements.

	RELIASTAR BANKERS SECURITY VARIABLE ANNUITY FUNDS P AND Q FOR THE USA PLAN NOTES TO FINANCIAL STATEMENTS
	December 31, 1996

Note 1 - Organization

ReliaStar Bankers Security Variable Annuity Funds P and Q for The USA Plan (the "Separate Accounts") were established under the provisions of New York insurance laws by ReliaStar Bankers Security Life Insurance Company ("ReliaStar Bankers"), previously Bankers Security Life Insurance Society (see
Note 6), in April 1987 (Funds 144, 145, 146, 147, 044, 045, 046 and 047), in
November 1990 (Funds 148, 149, 048 and 049), in December 1990 (Fund 043), in January 1991 (Fund 143), in April 1995 (Funds 150, 151, 152, 050, 051 and
052), in May 1995 (Funds 174, 175, 172, 176, 171, 120, 127, 074, 075, 072,
076, 071, 020 and 027) and in November 1996 (Funds 178, 179, 078 and 079).
The Separate Accounts are registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended (the "Act"), and are used to fund certain benefits for variable annuity policies issued by ReliaStar Bankers. The assets of the Separate Accounts are invested in open-end diversified management investment companies registered under the Act.

Note 2 - Investments

Security transactions are recorded on the trade date at the purchase cost or sales proceeds, as applicable. Investments owned are valued at closing market quotations. The difference between beginning of year value and current market value of investments owned is recorded as an unrealized gain (loss) on investments. Dividends received are generally recorded as income on the record date and are reinvested to purchase additional mutual fund shares. The aggregate cost of shares acquired and the aggregate proceeds from shares sold for the year ended December 31, 1996, were:

	       Cost of 		   Proceeds  			         Cost of 	  	Proceeds  			        Cost of   			  Proceeds
        Shares 			    from    				          Shares 		    from    			         Shares   	      from
Fund  	Acquired		   Shares Sold 	  Fund  	 Acquired	   Shares Sold	   Fund  Acquired  		  Shares Sold
144    $11,580,814 	$12,227,088 	  176     $1,357,721	 $    69,753	   052   $    854,296		$    383,702
145	     6,994,490	  7,655,921	    171    		1,400,408	   1,020,737	   049         45,447		      64,472
146	     7,194,294	  7,816,635     178  	       6,000	         -	     043      1,029,730	      633,242
147	     3,079,957	  4,055,732     120        654,732	     389,545	   074        189,835		     123,992
148   	  9,437,632	  7,087,680     127     	1,210,808	      87,821    075        263,308		      70,336
150	       286,336   3,010,144	    179    	   117,643           18	   072      1,463,112		     383,951
151	       311,693     198,190	    044     	9,760,875	   9,663,382	   076        921,559		     258,208
152	     1,844,382	  1,111,020	    045      5,042,218    5,017,502	   071      1,747,616	 	    808,143
149	        64,219     146,648     046     	5,654,894	   7,015,406	   078        197,232 	 		      -
143	     1,168,130     637,016	    047     	3,312,452 	  5,737,459	   020        218,087		      97,078
174	       111,257	      6,900	    048     	4,761,973	   5,273,142	   027        336,317		      86,963
175	       629,965	    197,927	    050    	   205,260		  1,286,455	   079            126		         -
172	     1,825,984		   734,086	    051 	      126,572	      66,290

Note 3 - Taxes

ReliaStar Bankers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Since the Separate Accounts are not separate entities from ReliaStar Bankers, and their operations form a part of ReliaStar Bankers, they will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Under existing Federal income tax law, investment income of the Separate Accounts, to the extent that it is applied to increase reserves under a contract, is not taxed and may be compounded through reinvestment without additional tax to ReliaStar Bankers.

Note 4 - Charges and Transfers

ReliaStar Bankers does not deduct a sales charge from purchase payments made for these contracts. All or a portion of the accumulated value may be withdrawn during the accumulation period. However, purchase payments that are partially or totally withdrawn from the contract prior to eight years from their date of payment will be charged (with certain exceptions) a contingent deferred sales charge of a percentage of the amount of the purchase payment withdrawn. No such charge will be imposed against withdrawals of purchase payments held for at least eight years. The withdrawn amounts shall be considered withdrawals of purchase payments until the total of all purchase payments in the accumulated value have been withdrawn. A contingent deferred sales charge will not be made against that portion of withdrawals which are in excess of the total of all purchase payments. Within the period applicable to the contingent deferred sales charge for purchase payments, the contract owner may surrender up to 10% of such purchase payments held for at least one year, within stated guidelines, without paying a contingent deferred sales charge. This "free withdrawal" amount is cumulative to 20% of such purchase payments if no withdrawals are taken for a two-year period. ReliaStar Bankers deducts a daily charge equal to an annual rate of 1.25% of the daily asset value of the Separate Accounts for mortality and expense risks assumed. In addition, on each contract anniversary, ReliaStar Bankers deducts an annual maintenance charge of $30 from the accumulated value of the contract. Where applicable, premium taxes are charged.

The amount of reserves for contracts in the distribution period is determined by actuarial assumptions which meet statutory requirements. Gains and losses resulting from actual mortality experience, the full responsibility for which is assumed by ReliaStar Bankers, are offset by transfers to, or from, ReliaStar Bankers. Included in Net receivable from (payable to) ReliaStar Bankers are policy transactions which are unsettled as of the reporting date.

Note 5 - Transfers Among Funds

ReliaStar Bankers established a fixed fund in 1989 to which contract owners in the Separate Accounts could transfer all or part of their contract equity. This fund is reported in the General Account of ReliaStar Bankers. Transfer activity to/from the fixed annuity fund is included in Transfers Among Funds in the Statements of Operations and Changes in Net Assets. Net transfers from
(to) the fixed fund were $3.8 million and ($1.3) million for the years ended December 31, 1996 and 1995.

Note 6 - Related Parties

On January 17, 1995, ReliaStar Bankers became an indirect wholly owned subsidiary of ReliaStar Financial Corp. ("ReliaStar"), an insurance holding company based in Minneapolis, Minnesota. In conjunction with this merger, in May 1995, the Northstar Income and Growth and High Yield Bond Funds were added as investment options. Subsequently, in November 1996, the Northstar Growth Fund was added as an investment option. These Funds are affiliates of ReliaStar Bankers.

Note 7 - Supplementary Information

Accumulation unit values for a unit of the funds outstanding at December 31, were:

Fund	1996 	 1995  	1994 		 1993 	  1992 		 1991 	 	1990 	  1989	  1988	  1987
144  $ 1.54 $ 1.49 $ 1.42  $ 1.38  $ 1.36  $ 1.32  $ 1.26  $ 1.18 $ 1.10 $ 1.03
145	   3.08	  2.60  	1.98  		2.17  		1.73   	1.53	  	1.01 	 	1.22  	0.97  	0.89
146		  2.96	 	2.60		 2.19	 	 2.29 	 	1.83 	 	1.58   	1.19   	1.15	 	1.11 	 0.98
147		  2.45	 	2.15		 1.80		  1.85		  1.62	  	1.50    1.30		  1.34  	1.17  	0.99
148		  1.72		 1.48		 1.47		  1.58		  0.94		  1.03	   1.00		  n/a	   n/a 	  n/a
150		  1.24		 1.12		 n/a		   n/a		   n/a		   n/a		   n/a		   n/a	  	n/a	   n/a
151		  1.08		 1.05	 	n/a	   	n/a	   	n/a	   	n/a	   	n/a   		n/a	  	n/a   	n/a
152		  1.54		 1.25	 	n/a	   	n/a	   	n/a   		n/a		   n/a		   n/a  		n/a   	n/a
149		  1.17	 	1.08	 	1.03	  	1.11	  	1.06	   1.06	   1.00  		n/a	  	n/a   	n/a
143		  1.92	 	1.57	 	1.17	 	 1.19	  	1.08	  	1.02  		n/a	   	n/a	  	n/a   	n/a
174		  1.07	 	1.06	 	n/a	   	n/a	   	n/a		   n/a   		n/a		   n/a	  	n/a	   n/a
175		  1.25		 1.11		 n/a	 	  n/a	   	n/a	   	n/a		   n/a	   	n/a	  	n/a	   n/a
172		  1.32		 1.17	 	n/a   		n/a	   	n/a	   	n/a	   	n/a   		n/a	  	n/a   	n/a
176		  1.42	 	1.17 		n/a	   	n/a	   	n/a	   	n/a	   	n/a	   	n/a	  	n/a	   n/a
171		  1.31 		1.15 		n/a	   	n/a	   	n/a	   	n/a		   n/a	   	n/a	  	n/a   	n/a
178	   1.06  	n/a 	  n/a 	   n/a	    n/a	    n/a	    n/a	    n/a	   n/a	   n/a
120		  1.24		 1.08 		n/a   		n/a   		n/a   		n/a   		n/a   		n/a  		n/a   	n/a
127		  1.20  	1.01	 	n/a	   	n/a	   	n/a	   	n/a   		n/a	   	n/a	  	n/a	   n/a
179	   1.02	  n/a	   n/a	    n/a	    n/a	    n/a	    n/a	    n/a	   n/a	   n/a
044		  1.53		 1.47 		1.41	  	1.37	  	1.35   	1.31  		1.25  		1.17 		1.09  	1.03
045		  3.32		 2.80 		2.14	  	2.34	  	1.86	  	1.64  		1.08	  	1.31	 	1.04  	0.93
046		  3.01		 2.65	 	2.23  		2.33	  	1.87  		1.61  		1.22	  	1.18 		1.14  	1.00
047		  2.39  	2.10  	1.75		  1.81		  1.58		  1.47		  1.26	  	1.30	 	1.15 	 0.95
048		  1.73		 1.48	 	1.47	   1.58	  	0.94	  	1.03  	 1.00		  n/a		  n/a	   n/a
050		  1.25		 1.13	 	n/a		   n/a	   	n/a	   	n/a   		n/a	   	n/a	  	n/a	   n/a
051		  1.15 		1.11	 	n/a	   	n/a	   	n/a   		n/a   		n/a   		n/a  		n/a   	n/a
052		  1.57 		1.27 		n/a   		n/a	   	n/a	   	n/a	   	n/a	   	n/a  		n/a   	n/a
049		  1.17	 	1.08		 1.03	  	1.11		  1.05		  1.06	   1.00	  	n/a	  	n/a   	n/a
043		  1.95 		1.59 		1.18	  	1.20		  1.09  		1.02		  1.00  		n/a 	  n/a	   n/a
074		  1.06	 	1.04	 	n/a	   	n/a	   	n/a	   	n/a	   	n/a	   	n/a  		n/a   	n/a
075		  1.24	 	1.11 		n/a   		n/a		   n/a   		n/a	   	n/a	   	n/a		  n/a   	n/a
072		  1.31	 	1.16	 	n/a	 	  n/a	   	n/a   		n/a	   	n/a	   	n/a	  	n/a   	n/a
076		  1.42		 1.17	 	n/a   		n/a   		n/a	   	n/a	   	n/a   		n/a	  	n/a   	n/a
071		  1.34 		1.18	 	n/a   		n/a   		n/a   		n/a   		n/a	   	n/a  		n/a	   n/a
078	   1.02	  n/a	   n/a	    n/a	    n/a	    n/a	    n/a	    n/a	   n/a	   n/a
020	   1.18	  1.04	 	n/a   		n/a   		n/a   		n/a   		n/a   		n/a  		n/a	   n/a
027		  1.20	  1.00 		n/a  	 	n/a	   	n/a	   	n/a	   	n/a	   	n/a	  	n/a   	n/a
079	   1.01  	n/a	   n/a	    n/a	    n/a	    n/a	    n/a	    n/a	   n/a	   n/a

                                  	INDEPENDENT AUDITORS' REPORT




To ReliaStar Bankers Security Life Insurance Company and
 	 ReliaStar Bankers Security Variable Annuity Funds P and Q for the USA Plan Contract Owners:



We have audited the accompanying combined statement of assets and liabilities of the ReliaStar Bankers Security Variable Annuity Funds P and Q for the USA Plan as of December 31, 1996, and the related combined statements of operations and changes in net assets for the years ended December 31, 1996 and 1995. These financial statements are the responsibility of ReliaStar Bankers Security Life Insurance Company management. Our responsibility is to express an opinion on these financial statements based on our audits. The accumulation unit values for each of the years in the eight-year period ended December 31, 1994, were audited by other auditors whose report dated February 9, 1995, expressed an unqualified opinion on those values.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the combined funds constituting the ReliaStar Bankers Security Variable Annuity Funds P and Q for the USA Plan as of December 31, 1996, and the combined results of operations and the changes in net assets for the years ended December 31, 1996 and 1995, in conformity with generally accepted accounting principles.




Deloitte & Touche LLP
Minneapolis, MN
February 14, 1997